Financial Instruments - Summary of Long Term Notes Payable (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 6,920	$ 7,306
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	4,160	5,357
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 20	26
Notes payable [member] | CEMEX SAB de CV July 2031 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Jan. 12, 2021
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,750
Rate	3.875%
Maturity date	Jul. 11, 2031
Repurchased amount	$ (642)
Long term borrowings	1,102	1,741
Notes payable [member] | CEMEX SAB de CV July 2031 Notes [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,108
Notes payable [member] | CEMEX, S.A.B. de C.V. September 2030 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Sep. 17, 2020
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	5.20%
Maturity date	Sep. 17, 2030
Repurchased amount	$ (283)
Long term borrowings	714	995
Notes payable [member] | CEMEX, S.A.B. de C.V. September 2030 Notes [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 717
Notes payable [member] | CEMEX, S.A.B. de C.V. November 2029 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Nov. 19, 2019
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	5.45%
Maturity date	Nov. 19, 2029
Repurchased amount	$ (247)
Long term borrowings	749	994
Notes payable [member] | CEMEX, S.A.B. de C.V. November 2029 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 753
Notes payable [member] | CEMEX, S.A.B. de C.V. June 2027 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Jun. 05, 2020
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	7.375%
Maturity date	Jun. 05, 2027
Long term borrowings	$ 996	995
Notes payable [member] | CEMEX, S.A.B. de C.V. June 2027 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,000
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2026 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 19, 2019
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount	$ 400
Rate	3.125%
Maturity date	Mar. 19, 2026
Long term borrowings	$ 427	454
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2026 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 428
Notes payable [member] | CEMEX Materials LLC July 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Apr. 01, 2003
Issuer	CEMEX Materials LLC
Currency	Dollar
Principal amount	$ 150
Rate	7.70%
Maturity date	Jul. 21, 2025
Long term borrowings	$ 152	$ 152
Notes payable [member] | CEMEX Materials LLC July 2025 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 150